Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended		84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Sep. 01, 2017	Apr. 30, 2016	Apr. 30, 2018	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2024	Dec. 30, 2022	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026
C000006757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (2.50%)
Accumulated Value		$ 9,750			$ 9,796		$ 9,854		$ 10,284		$ 10,364		$ 10,978		$ 10,402			$ 10,577		$ 10,879		$ 11,263	$ 11,820
C000006758 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
Accumulated Value		10,000			9,972		9,957		10,315		10,318		10,850		10,203			10,297		10,514		10,818	11,255
C000006759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
Accumulated Value		10,000			9,950		9,925		10,271		10,263		10,793		10,128			10,211		10,414		10,705	11,126
C000006760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (4.25%)
Accumulated Value		9,575			9,731		9,709		10,216		10,962		11,460		10,491			10,391		10,400		11,247	11,742
C000006765 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
Accumulated Value		10,000			10,087		9,999		10,442		11,121		11,540		10,486			10,310		10,242		10,994	11,392
C000006766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
Accumulated Value		10,000			10,077		9,979		10,411		11,077		11,473		10,423			10,227		10,150		10,884	11,267
C000006716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
Accumulated Value		10,000			10,204		10,135		10,695		11,680		12,167		10,743			10,692		10,771		11,479	11,987
C000006711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (4.25%)
Accumulated Value		9,575			9,836		9,844		10,473		11,521		12,090		10,760			10,781		10,943		11,750	12,361
C000006717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
Accumulated Value		10,000			10,204		10,135		10,703		11,689		12,168		10,750			10,690		10,768		11,478	11,985
C000006745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (2.50%)
Accumulated Value		9,750			9,859		9,895		10,234		10,460		10,940		10,547			10,692		11,096		11,897	12,377
C000006750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
Accumulated Value		10,000			10,035		9,995		10,278		10,427		10,825		10,357			10,421		10,734		11,423	11,816
C000006751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
Accumulated Value		10,000			10,026		9,977		10,249		10,388		10,773		10,298			10,350		10,651		11,323	11,682
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,083		10,051		10,582		11,730		11,698		10,703			10,657		10,500		11,343	11,803
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000	10,000	$ 9,877		10,014	$ 10,486	10,170	$ 10,712	10,797	$ 11,542	11,030	$ 10,632	11,884	$ 10,938	10,947	$ 11,165	$ 10,947	11,262	$ 11,351	11,497	$ 12,071	11,688	12,429
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Accumulated Value		10,000			10,076		10,070		10,410		10,925		11,036		10,649			10,771		11,072		11,821	12,225
Bloomberg 1 9 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-9 Year Municipal Bond Index
Accumulated Value	$ 10,000	10,000	$ 9,829.828419		10,046	$ 10,273.15408	10,040	$ 10,495.9942	10,493	$ 10,998.81103	10,721	$ 10,391.24839	11,234	$ 10,686.75826	10,614	$ 10,871.02137		10,915	$ 11,169.47043	11,104	$ 11,717.79585	11,408	11,969
Bloomberg U S Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Credit Index
Accumulated Value		$ 10,000			$ 10,274		$ 10,340		$ 11,000		$ 12,030		$ 12,542		$ 11,271			$ 11,352		$ 11,438		$ 12,309	$ 12,955